American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2050 Portfolio
April 30, 2020

One Choice 2050 Portfolio - Schedule of Investments
APRIL 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 56.8%
Focused Dynamic Growth Fund G Class(2)	1,333,428	46,683,320
NT Disciplined Growth Fund G Class	180,025	2,315,122
NT Equity Growth Fund G Class	4,920,587	49,107,455
NT Growth Fund G Class	4,333,712	72,633,020
NT Heritage Fund G Class	5,532,214	61,130,960
NT Large Company Value Fund G Class	11,951,028	117,000,565
NT Mid Cap Value Fund G Class	7,078,348	74,110,303
Small Cap Growth Fund G Class	905,345	15,888,803
Small Cap Value Fund G Class	2,478,779	14,897,461
Sustainable Equity Fund G Class	3,075,566	91,098,275
		544,865,284
International Equity Funds — 24.1%
Non-U.S. Intrinsic Value Fund G Class	4,591,784	33,198,596
NT Emerging Markets Fund G Class	5,356,797	54,157,217
NT Global Real Estate Fund G Class	2,382,474	21,823,461
NT International Growth Fund G Class	6,313,640	64,209,723
NT International Small-Mid Cap Fund G Class	2,659,040	24,542,944
NT International Value Fund G Class	4,443,986	33,018,816
		230,950,757
Domestic Fixed Income Funds — 13.9%
Inflation-Adjusted Bond Fund G Class	1,540,214	18,436,364
NT Diversified Bond Fund G Class	8,168,578	92,631,670
NT High Income Fund G Class	2,662,826	22,554,136
		133,622,170
International Fixed Income Funds — 5.1%
Emerging Markets Debt Fund G Class	1,397,296	13,288,282
Global Bond Fund G Class	3,559,867	36,061,458
		49,349,740
Money Market Funds — 0.1%
U.S. Government Money Market Fund G Class	893,128	893,128
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $954,126,892)		959,681,079
OTHER ASSETS AND LIABILITIES†		1,094
TOTAL NET ASSETS — 100.0%		$959,682,173

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	—	$53,783	$13,072	$5,972	$46,683	1,333	$685	—
NT Disciplined Growth Fund	$34,616	339	25,764	(6,876)	2,315	180	8,026	$127
NT Equity Growth Fund	121,181	14,334	64,137	(22,270)	49,108	4,921	9,826	13,854
NT Growth Fund	102,613	13,461	32,673	(10,768)	72,633	4,334	6,330	11,823
NT Heritage Fund	70,965	16,071	14,571	(11,334)	61,131	5,532	(158)	9,644
NT Large Company Value Fund	137,045	15,442	19,211	(16,275)	117,001	11,951	57	6,171
NT Mid Cap Value Fund	86,917	9,499	12,954	(9,352)	74,110	7,078	(376)	1,453
Small Cap Growth Fund	—	19,151	2,174	(1,088)	15,889	905	(21)	839
Small Cap Value Fund	—	20,009	1,106	(4,006)	14,897	2,479	(24)	428
Sustainable Equity Fund	—	108,049	12,809	(4,142)	91,098	3,076	86	1,246
Non-U.S. Intrinsic Value Fund(4)	40,183	10,849	7,117	(10,716)	33,199	4,592	223	2,293
NT Emerging Markets Fund	64,832	7,073	11,301	(6,447)	54,157	5,357	864	1,888
NT Global Real Estate Fund	26,947	4,033	5,822	(3,334)	21,824	2,382	374	1,394
NT International Growth Fund	74,137	3,239	9,710	(3,456)	64,210	6,314	774	1,986
NT International Small-Mid Cap Fund	27,796	2,330	3,367	(2,216)	24,543	2,659	113	914
NT International Value Fund	38,746	4,898	5,156	(5,469)	33,019	4,444	(469)	1,873
Inflation-Adjusted Bond Fund	22,247	1,883	6,190	496	18,436	1,540	10	454
NT Diversified Bond Fund	112,298	26,539	49,484	3,279	92,632	8,169	1,327	2,299
NT High Income Fund	27,943	2,601	5,001	(2,989)	22,554	2,663	(253)	1,284
Emerging Markets Debt Fund	16,770	937	3,147	(1,272)	13,288	1,397	(35)	589
Global Bond Fund	44,664	6,528	13,896	(1,235)	36,061	3,560	124	1,360
U.S. Government Money Market Fund	—	893	—	—	893	893	—	1
NT Core Equity Plus Fund	40,732	1,451	34,316	(7,867)	—	—	6,044	1,451
NT Small Company Fund	35,677	1,457	37,525	391	—	—	127	394
	$1,126,309	$344,849	$390,503	$(120,974)	$959,681	85,759	$33,654	$63,765

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

(4)	Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.